Document and Entity Information	Mar. 27, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 27, 2018
Registrant Name	USCA Fund Trust
Central Index Key	0001678523
Amendment Flag	false
Document Creation Date	Mar. 27, 2018
Document Effective Date	Mar. 27, 2018
Prospectus Date	Jan. 08, 2018
USCA Premium Buy-Write Fund | Investor Class Shares
Prospectus:
Trading Symbol	SHLIX
USCA Premium Buy-Write Fund | Institutional Class Shares
Prospectus:
Trading Symbol	SHLDX